SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 47,112	$ 38,704
CHINA
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	35,000
UNITED STATES
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 12,100